Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 420,635	$ 455,279
Cost of revenue	(103,692)	(100,168)
Gross profit	316,943	355,111
Consulting and marketing		4,783
Depreciation	3,032	9,093
Share-based compensation	2,566	85,432
General and administrative expenses	282,839	164,488
Professional fees	676,867	151,294
Total operating expense	965,304	415,090
Income (loss) before other income (loss)	(648,361)	(59,979)
Other income (loss)
Foreign exchange loss	(53,778)	(109,825)
Finance expenses, net	(5,381)	(2,970)
Other operating expense	(59,159)	(112,795)
Loss before tax	(707,520)	(172,774)
Tax recovery (expense)	(32,913)	7,491
Loss for the period	(740,433)	(165,283)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(15,451)	(7,493)
Remeasurement of a defined benefit plan, net	946	1,588
Other comprehensive income (loss) for the period	(14,505)	(5,905)
Total comprehensive loss	$ (754,938)	$ (171,188)
loss per share – basic and diluted
Weighted average shares outstanding – basic and diluted	37,892,435	29,514,163